AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 92.8%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $21,056,374)	2,124,632	$21,522,518
Short-Term Investment — 3.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $810,022)	810,022	810,022

TOTAL INVESTMENTS—96.3% (cost $21,866,396)(wa)		22,332,540

Other assets in excess of liabilities(z) — 3.7%		866,548

Net Assets — 100.0%		$23,199,088

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
82	2 Year U.S. Treasury Notes	Jun. 2024	$16,767,719	$(25,383)
Short Positions:
59	5 Year U.S. Treasury Notes	Jun. 2024	6,313,922	(11,908)
26	10 Year U.S. Treasury Notes	Jun. 2024	2,880,719	(11,628)
18	10 Year U.S. Ultra Treasury Notes	Jun. 2024	2,062,969	(19,322)
25	20 Year U.S. Treasury Bonds	Jun. 2024	3,010,938	(51,478)
14	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	1,806,000	(18,230)
				(112,566)
				$(137,949)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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